Transactions with Related Parties - Summary of charged by our related parties (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Management Fees [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	$ 4,531,920	$ 5,242,990	$ 5,831,900
Brokerage Commissions [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	1,779,488	1,871,071	1,867,100
Superintendent Fees [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	110,500	120,000	117,000
Crew Management Fees [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	800,750	915,450	948,750
Net Loss/(Gain) on Sale of Vessels [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	728,150	120,250	81,000
Impairment Loss [Member] | Commissions [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	353,400	108,000	125,000
Executive Compensation [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	970,382	924,503	1,028,386
Rental Expense [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	$ 104,167	$ 88,326	$ 97,726